Award Timing Disclosure	12 Months Ended
Nov. 29, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Long-Term Equity Incentive Awards

We periodically grant equity incentive awards in the form of performance-based and/or time-vesting restricted stock to align the interests of our executives with our stockholders by providing our executives with strong incentives to increase stockholder value. Such grants are designed to retain our executives, recognize and reward our executives for their contributions toward our long-term success, and further align their interests with those of our long-term stockholders by tying a portion of their compensation to the value of our common stock.

The chief executive officer recommends to the Committee the recipients and sizes of equity awards. In evaluating these recommendations, the Committee considers a number of factors including the Committee’s subjective evaluation of the executive officer’s potential contribution to the Company’s future success and the level of incentive already provided by the number and terms of the executive officer’s existing stock incentive holdings. The grant date of any such equity award is the same date the Board of Directors or the Committee approves the award. Except for restricted share grants for two new hires, no grants have been made since January 2023.

We do not have any program, plan or practice to time stock option or other equity grants in coordination with the release of material non-public information.

Award Timing Method	We do not have any program, plan or practice to time stock option or other equity grants in coordination with the release of material non-public information.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false